SUBSEQUENT EVENTS TO DECEMBER 31, 2021	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS TO DECEMBER 31, 2021

NOTE 30 – SUBSEQUENT EVENTS TO DECEMBER 31, 2021

1)Loans for purchase of equipment

Export Development Canada (EDC)

On January 3, 2022, the Company submitted a proposal for an export credit line for a total amount of up to US$23.4 million to the following entities: (i) JPMorgan Chase Bank, N.A., as initial lender, residual risk guarantor and agent of the facility, (ii) JPMorgan Chase Bank, N.A., Buenos Aires branch as an onshore custody agent, and (iii) JPMorgan Chase Bank, N.A. and EDC as lead co-organizers, which was accepted on the same date.

The line of credit is guaranteed by EDC, the official export credit agency of Canada.

The funds received will be used to finance up to 85% of the value of certain imported goods and services, up to 50% of the value of certain national goods and services and the total payment of the EDC surplus equivalent to 14.41% of the total amount committed by the lenders under the line of credit.

As of the date of these consolidated financial statements, the Company has not received any disbursement related to the aforementioned credit line.

2)Offers for Irrevocable Call Option on the minority Shares of Open Pass S.A.

On December 29, 2021, the subsidiary Micro Sistemas received from two shareholders of Open Pass S.A. (a company that provides IT services related to software development and maintenance, with which Micro Sistemas has a contract for the use and development of the electronic wallet platform) offers for irrevocable call options for a total of 6,999,580 of the shares (representing 15% of total Open Pass S.A. capital stock). On January 4, 2022 Micro Sistemas accepted the offers by paying    US$700,000 as consideration for the granting of said purchase options.

The call options could be exercised by Micro Sistemas, at its sole discretion, during a period of twelve (12) months from the date of acceptance.

The call options include, together with the shares, the assignment and transfer of all the economic and political rights inherent therein. If the options are exercised, the price to be paid for the shares has been determined at US $7,500,000.

3)Cash dividends collected from associates

During January 2022 cash dividends were collected form Ver TV and TSMA in an amount of $131.4 ($130.8 directly and $0.6 indirectly through the subsidiary Inter Radios).

4) Global Programs for the issuance of Notes

In connection with the Notes Global Program for a maximum outstanding amount of US$3,000 million or its equivalent in other currencies, the Company announced the subscription of new series of notes. The amount of the Notes finally issued and its main characteristics are detailed below:

✓	Series 12 Notes

Issuance date: March 9, 2022.

Amount involved: U$S22,7 million payables in argentine pesos at the applicable exchange rate (equivalent to $2,458 million pesos at the issuance date).

Maturity Date: March 9, 2027.

Amortization: Principal will be paid in one installment at maturity date.

Interest rate and Payment Date: Interest is payable on a quarterly basis from its issuance date until its maturity date at an annual fixed rate of 1.00%. The last interest payment date will be on maturity date.

✓	Series 13 Notes

Issuance date: March 9, 2022.

Amount involved: $2,347,500,000.

Maturity Date: September 9, 2023.

Amortization: Principal will be paid in one installment at maturity date.

Interest rate and Payment Date: Interest is payable in a quarterly basis from its issuance date until its maturity date at a variable annual rate (Badlar plus spread of 1.5%). The last interest payment date will be on maturity date.

5)	Banco Santander Río Loan

On March 9, 2022, the Company entered into a loan agreement with Santander Río Bank S.A. for a total amount of P$3,500, maturing on March 9, 2023 and bearing interest at a fixed rate of 44.50%. The principal amount will be fully amortized in a single installment on the maturity date.

Carlos Moltini
Chairman of the Board of Directors